Summary of Significant Accounting Policies (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Concentration Risk [Line Items]
Revenue	$ 409,049		$ 245,274		$ 136,375
Percentage of revenue	100.00%		100.00%		100.00%
UNITED KINGDOM
Concentration Risk [Line Items]
Revenue	$ 146,562		$ 113,835		$ 80,122
Percentage of revenue	36.00%		47.00%		59.00%
UNITED STATES
Concentration Risk [Line Items]
Revenue	$ 173,967		$ 71,095		$ 34,140
Percentage of revenue	43.00%		29.00%		25.00%
European Union
Concentration Risk [Line Items]
Revenue	$ 78,491		$ 58,177		$ 21,269
Percentage of revenue	19.00%		23.00%		15.00%
ISRAEL
Concentration Risk [Line Items]
Revenue	$ 1,357		$ 1,052		$ 844
Percentage of revenue		[1]		[1]	1.00%
Other
Concentration Risk [Line Items]
Revenue	$ 8,672		$ 1,115		$ 0
Percentage of revenue	2.00%			[1]	0.00%

[1]	Less than 1%